Members’ (deficit) equity (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Rubicon Technologies L L C [Member] | Series E Preferred Stock [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares issued, shares	8,278,000	1,083,008